Income taxes benefit (expense) - Composition Of Recognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	$ 115,883	$ 94,742
Netting of asset and liability tax positions	(73,547)	(83,906)
Deferred tax assets	42,336	10,836	[1]
Deferred tax liabilities, gross	76,882	96,376
Deferred tax liabilities	3,335	12,470	[1]
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	30,131	47,898
Right-of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	30,068	24,615
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	17,400	1,117
Deferred tax liabilities, gross	4,360	19,884
Accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	22,560	13,808
Deferred tax liabilities, gross	13,008	11,393
Warranty
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	10,732	7,304
Tangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	612	0
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	4,380	0
Deferred tax liabilities, gross	0	0
Intangible assets other than goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	0	0
Deferred tax liabilities, gross	23,825	39,546
Warranty
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	6,259	938
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	$ 29,430	$ 24,615

[1]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.